Transamerica Variable Annuity Series	Transamerica AxiomSM II
Transamerica Variable Annuity O-Share	Transamerica AxiomSM NY Variable Annuity
Transamerica Variable Annuity I-Share	Transamerica LandmarkSM NY Variable Annuity
Transamerica InspireSM Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated September 20, 2019

to the

Prospectuses dated May 1, 2019

Transamerica Liberty NY Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated September 20, 2019

to the

Prospectus dated May 1, 2017

Effective on or about November 1, 2019, based on changes to the underlying fund portfolios, the following changes will apply:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
TA BlackRock Equity Smart Beta 100	TA BlackRock iShares Edge 100	Transamerica BlackRock Equity Smart Beta 100 VP	Transamerica BlackRock iShares Edge 100 VP

TA BlackRock Smart Beta 40	TA BlackRock iShares Edge 40	Transamerica BlackRock Smart Beta 40 VP	Transamerica BlackRock iShares Edge 40 VP

TA BlackRock Smart Beta 50	TA BlackRock iShares Edge 50	Transamerica BlackRock Smart Beta 50 VP	Transamerica BlackRock iShares Edge 50 VP

TA BlackRock Smart Beta 75	TA BlackRock iShares Edge 75	Transamerica BlackRock Smart Beta 75 VP	Transamerica BlackRock iShares Edge 75 VP

Effective on or about November 1, 2019 (the “Merger Date”), based on changes to the underlying fund portfolios, the following mergers will occur:

EXISTING SUBACCOUNT	ACQUIRING SUBACCOUNT	EXISTING PORTFOLIO	ACQUIRING PORTFOLIO
TA Jennison Growth	TA Morgan Stanley Capital Growth	Transamerica Jennison Growth VP	Transamerica Morgan Stanley Capital Growth VP

TA Torray Concentrated Growth	TA WMC US Growth	Transamerica Torray Concentrated Growth VP	Transamerica WMC US Growth VP

Effective on or about October 25, 2019 (the “Closure Date”), the Existing Subaccounts will be closed to new investments:

“Closed to new investments” means no one can allocate additional amounts (either through policy transfers or additional premiums) to the Existing Subaccount after the Closure Date.

We have been informed that on or about November 1, 2019, the underlying funds referenced above under Existing Subaccounts will merge into the Acquiring Subaccounts. If you would like to transfer out of the Existing or Acquiring Subaccounts prior to or after the merger date, you may transfer your policy value to any of the subaccounts listed in your Prospectus.

Please make sure that a transfer request does not violate any allocation guidelines and/or restrictions in place for your policy applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing). As of the start of business on the Merger Date, you may no longer use automated transfer features such as asset rebalancing or dollar cost averaging with the Existing Subaccount. If you are using an automated transfer feature such as asset rebalancing or dollar cost averaging with the Existing Subaccount, you should contact us immediately to make alternate arrangements. If you have not made alternate arrangements by the Merger Date, any subsequent allocations to the Existing Subaccount will be directed to the money market subaccount.

This Supplement must be accompanied or preceded by the current Prospectuses dated May 1, 2019 and May 1, 2017,

respectively. Please read this Supplement carefully and retain it for future reference.

You will not be charged for the transfer made due to the merger. In addition, if you reallocate your policy value to another subaccount due to the merger, you will not be charged for the transfer to another available subaccount if made prior to the merger or within 30 days after the merger date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each policy year.

This Supplement must be accompanied or preceded by the current Prospectuses dated May 1, 2019 and May 1, 2017,

respectively. Please read this Supplement carefully and retain it for future reference.